Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	31,634	$2,947,340
BWX Technologies Inc.	115,373	6,355,899
Curtiss-Wright Corp.(b)	79,328	10,476,056
HEICO Corp.(b)	5,870	769,674
HEICO Corp., Class A	10,300	1,085,414
Hexcel Corp.	173,605	9,081,278
Howmet Aerospace Inc.	700,652	22,035,505
Huntington Ingalls Industries Inc.(b)	63,595	13,852,263
Mercury Systems Inc.(a)	116,345	7,484,474
Spirit AeroSystems Holdings Inc., Class A(b)	11,035	323,325
Textron Inc.(b)	445,142	27,184,822
TransDigm Group Inc.(a)	66,241	35,549,557
Woodward Inc.(b)	121,942	11,278,416
		148,424,023
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	190,065	19,266,889
Expeditors International of Washington Inc.	239,054	23,298,203
GXO Logistics Inc.(a)	194,994	8,437,390
		51,002,482
Airlines — 0.8%
Alaska Air Group Inc.(a)(b)	254,571	10,195,568
American Airlines Group Inc.(a)(b)	1,338,204	16,968,427
Copa Holdings SA, Class A, NVS(a)(b)	64,022	4,057,074
JetBlue Airways Corp.(a)	650,558	5,445,170
Southwest Airlines Co.(a)	1,227,239	44,327,873
United Airlines Holdings Inc.(a)(b)	675,873	23,939,422
		104,933,534
Auto Components — 0.7%
Aptiv PLC(a)	419,651	37,378,314
BorgWarner Inc.	494,734	16,509,274
Gentex Corp.	486,780	13,615,237
Lear Corp.	123,281	15,519,845
QuantumScape Corp.(a)(b)	507,443	4,358,935
		87,381,605
Automobiles — 0.2%
Harley-Davidson Inc.	278,698	8,823,579
Lucid Group Inc.(a)(b)	67,191	1,152,997
Rivian Automotive Inc., Class A(a)	369,215	9,503,594
Thor Industries Inc.	109,645	8,193,771
		27,673,941
Banks — 4.7%
Bank of Hawaii Corp.	81,922	6,094,997
Bank OZK	242,788	9,111,834
BOK Financial Corp.	60,604	4,580,450
Citizens Financial Group Inc.	1,011,795	36,110,964
Comerica Inc.	270,638	19,859,416
Commerce Bancshares Inc.	226,910	14,896,641
Cullen/Frost Bankers Inc.	119,860	13,957,697
East West Bancorp. Inc.	293,004	18,986,659
Fifth Third Bancorp.	1,404,717	47,198,491
First Citizens BancShares Inc./NC, Class A(b)	19,018	12,433,588
First Hawaiian Inc.	259,583	5,895,130
First Horizon Corp.	1,096,392	23,967,129
First Republic Bank/CA	368,744	53,172,885
FNB Corp.	723,135	7,853,246
Huntington Bancshares Inc./OH	2,973,884	35,775,825
KeyCorp	1,925,415	33,174,900
Security	Shares	Value

Banks (continued)
M&T Bank Corp.	368,791	$58,781,597
PacWest Bancorp.	236,532	6,305,943
Pinnacle Financial Partners Inc.	156,228	11,296,847
Popular Inc.	155,276	11,945,383
Prosperity Bancshares Inc.	183,319	12,515,188
Regions Financial Corp.	1,936,883	36,316,556
Signature Bank/New York NY	121,827	21,832,617
SVB Financial Group(a)	44,026	17,389,830
Synovus Financial Corp.	298,275	10,752,814
Umpqua Holdings Corp.	444,523	7,454,651
Webster Financial Corp.	369,565	15,577,165
Western Alliance Bancorp.	84,989	6,000,223
Wintrust Financial Corp.	123,733	9,917,200
Zions Bancorp. NA	308,572	15,706,315
		584,862,181
Beverages — 0.3%
Brown-Forman Corp., Class A(b)	38,826	2,626,191
Brown-Forman Corp., Class B, NVS	156,671	10,992,037
Molson Coors Beverage Co., Class B	362,681	19,769,741
		33,387,969
Biotechnology — 1.2%
Biogen Inc.(a)	300,943	61,374,315
BioMarin Pharmaceutical Inc.(a)	379,467	31,446,430
Exact Sciences Corp.(a)(b)	296,640	11,684,650
Exelixis Inc.(a)	81,656	1,700,078
Horizon Therapeutics PLC(a)	32,560	2,596,986
Incyte Corp.(a)	51,044	3,877,813
Ionis Pharmaceuticals Inc.(a)(b)	23,135	856,458
Mirati Therapeutics Inc.(a)(b)	89,161	5,985,378
Natera Inc.(a)	11,084	392,817
Ultragenyx Pharmaceutical Inc.(a)(b)	30,296	1,807,459
United Therapeutics Corp.(a)	92,408	21,775,021
		143,497,405
Building Products — 1.6%
A O Smith Corp.	201,642	11,025,785
Allegion PLC	37,749	3,695,627
Armstrong World Industries Inc.	40,722	3,052,521
AZEK Co. Inc. (The)(a)	234,840	3,931,222
Builders FirstSource Inc.(a)(b)	356,192	19,127,510
Carlisle Companies Inc.	16,738	3,993,854
Carrier Global Corp.	1,749,985	62,404,465
Fortune Brands Home & Security Inc.	177,203	10,610,916
Hayward Holdings Inc.(a)(b)	134,574	1,936,520
Lennox International Inc.	67,085	13,859,090
Masco Corp.	462,985	23,427,041
Owens Corning	200,743	14,917,212
Trane Technologies PLC	202,623	26,314,649
		198,296,412
Capital Markets — 4.4%
Affiliated Managers Group Inc.	79,513	9,271,216
Ameriprise Financial Inc.	82,358	19,574,849
Bank of New York Mellon Corp.(The)	1,516,570	63,256,135
Carlyle Group Inc. (The)	428,936	13,580,114
Cboe Global Markets Inc.(b)	219,361	24,829,472
Coinbase Global Inc., Class A(a)(b)	321,164	15,101,131
Evercore Inc., Class A	77,827	7,285,386
Franklin Resources Inc.	591,197	13,780,802
Interactive Brokers Group Inc., Class A	192,389	10,583,319
Invesco Ltd.	773,645	12,478,894

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	285,398	$6,709,707
Jefferies Financial Group Inc.	434,078	11,989,234
KKR & Co. Inc.	1,182,340	54,730,519
Lazard Ltd., Class A	195,399	6,332,882
Morningstar Inc.	4,623	1,117,980
MSCI Inc.	40,345	16,628,192
Nasdaq Inc.	237,489	36,226,572
Northern Trust Corp.	425,930	41,093,726
Raymond James Financial Inc.	371,035	33,174,239
Robinhood Markets Inc., Class A(a)(b)	1,151,232	9,463,127
SEI Investments Co.(b)	215,859	11,660,703
State Street Corp.	756,499	46,638,163
Stifel Financial Corp.	212,620	11,910,972
T Rowe Price Group Inc.	461,707	52,454,532
Tradeweb Markets Inc., Class A	82,100	5,603,325
Virtu Financial Inc., Class A	206,290	4,829,249
		540,304,440
Chemicals — 4.0%
Albemarle Corp.	117,640	24,584,407
Ashland Global Holdings Inc.(b)	104,926	10,812,624
Axalta Coating Systems Ltd.(a)(b)	346,281	7,656,273
Celanese Corp.	224,386	26,390,037
Chemours Co. (The)	126,956	4,065,131
Corteva Inc.	1,497,094	81,052,669
DuPont de Nemours Inc.	1,050,833	58,405,298
Eastman Chemical Co.	266,149	23,892,196
Element Solutions Inc.(b)	478,160	8,511,248
FMC Corp.	171,745	18,378,432
Ginkgo Bioworks Holdings Inc.(a)(b)	1,356,758	3,229,084
Huntsman Corp.	412,494	11,694,205
International Flavors & Fragrances Inc.	526,080	62,666,650
LyondellBasell Industries NV, Class A	529,701	46,327,649
Mosaic Co. (The)	657,058	31,032,849
NewMarket Corp.	12,236	3,682,547
Olin Corp.	289,881	13,415,693
PPG Industries Inc.	229,031	26,187,405
RPM International Inc.	250,940	19,753,997
Scotts Miracle-Gro Co. (The)	55,028	4,346,662
Westlake Corp.(b)	68,380	6,702,608
		492,787,664
Commercial Services & Supplies — 0.8%
Cintas Corp.	11,788	4,403,172
Clean Harbors Inc.(a)	106,321	9,321,162
Driven Brands Holdings Inc.(a)(b)	104,645	2,881,923
IAA Inc.(a)	47,418	1,553,888
MSA Safety Inc.	46,961	5,685,568
Republic Services Inc.	398,079	52,096,599
Rollins Inc.	33,596	1,173,173
Stericycle Inc.(a)(b)	189,139	8,293,745
Tetra Tech Inc.	65,024	8,879,027
		94,288,257
Communications Equipment — 1.1%
Ciena Corp.(a)	313,488	14,326,402
F5 Inc.(a)	125,248	19,167,954
Juniper Networks Inc.	662,135	18,870,847
Lumentum Holdings Inc.(a)(b)	142,845	11,344,750
Motorola Solutions Inc.(b)	340,082	71,281,187
Ubiquiti Inc.(b)	8,814	2,187,723
Security	Shares	Value

Communications Equipment (continued)
Viasat Inc.(a)	145,029	$4,442,238
		141,621,101
Construction & Engineering — 0.6%
AECOM	259,298	16,911,416
MasTec Inc.(a)	123,648	8,860,616
MDU Resources Group Inc.	417,907	11,279,310
Quanta Services Inc.	133,859	16,777,887
Valmont Industries Inc.	37,485	8,420,255
WillScot Mobile Mini Holdings Corp.(a)	210,078	6,810,729
		69,060,213
Construction Materials — 0.5%
Eagle Materials Inc.	13,809	1,518,162
Martin Marietta Materials Inc.	117,542	35,173,268
Vulcan Materials Co.	140,480	19,962,208
		56,653,638
Consumer Finance — 1.1%
Ally Financial Inc.	668,741	22,409,511
Credit Acceptance Corp.(a)(b)	12,945	6,128,292
Discover Financial Services	579,066	54,768,062
OneMain Holdings Inc.	243,639	9,107,226
SLM Corp.	558,702	8,905,710
SoFi Technologies Inc.(a)(b)	1,647,138	8,680,417
Synchrony Financial	1,035,559	28,602,140
Upstart Holdings Inc.(a)(b)	122,986	3,888,817
		142,490,175
Containers & Packaging — 1.6%
Amcor PLC	3,108,176	38,634,628
AptarGroup Inc.	135,672	14,002,707
Ardagh Group SA(a)	34,751	407,629
Ardagh Metal Packaging SA	101,606	619,797
Avery Dennison Corp.(b)	64,957	10,514,590
Ball Corp.	391,420	26,917,953
Berry Global Group Inc.(a)(b)	139,695	7,632,935
Crown Holdings Inc.	29,091	2,681,317
Graphic Packaging Holding Co.	145,105	2,974,652
International Paper Co.	760,973	31,831,501
Packaging Corp. of America	191,465	26,326,437
Silgan Holdings Inc.	175,439	7,254,403
Sonoco Products Co.	201,601	11,499,321
Westrock Co.	525,114	20,920,542
		202,218,412
Distributors — 0.5%
Genuine Parts Co.	264,412	35,166,796
LKQ Corp.	548,316	26,916,832
		62,083,628
Diversified Consumer Services — 0.4%
ADT Inc.(b)	433,008	2,662,999
Bright Horizons Family Solutions Inc.(a)(b)	87,899	7,429,223
Grand Canyon Education Inc.(a)	65,900	6,207,121
H&R Block Inc.	59,258	2,092,993
Mister Car Wash Inc.(a)(b)	55,611	605,048
Service Corp. International(b)	319,814	22,105,544
Terminix Global Holdings Inc.(a)	250,040	10,164,126
		51,267,054
Diversified Financial Services — 0.4%
Apollo Global Management Inc.	226,495	10,980,478
Equitable Holdings Inc.	793,403	20,684,016

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	207,813	$12,371,108
		44,035,602
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent Inc.(a)	507,431	11,944,926
Lumen Technologies Inc.	2,128,574	23,222,742
		35,167,668
Electric Utilities — 4.3%
Alliant Energy Corp.	519,408	30,442,503
Avangrid Inc.	146,833	6,771,938
Constellation Energy Corp.(b)	676,768	38,751,736
Edison International	775,169	49,021,688
Entergy Corp.	420,703	47,387,986
Evergy Inc.	460,649	30,057,347
Eversource Energy	711,175	60,072,952
FirstEnergy Corp.	1,125,387	43,203,607
Hawaiian Electric Industries Inc.	223,526	9,142,213
IDACORP Inc.	104,269	11,044,172
NRG Energy Inc.	488,920	18,662,076
OGE Energy Corp.	413,723	15,953,159
PG&E Corp.(a)(b)	3,214,590	32,081,608
Pinnacle West Capital Corp.	233,904	17,103,061
PPL Corp.	1,527,316	41,436,083
Xcel Energy Inc.	1,126,614	79,719,207
		530,851,336
Electrical Equipment — 1.3%
Acuity Brands Inc.(b)	71,132	10,957,173
AMETEK Inc.	475,277	52,228,190
Hubbell Inc.(b)	110,947	19,812,915
nVent Electric PLC	342,247	10,722,599
Plug Power Inc.(a)(b)	541,297	8,969,291
Regal Rexnord Corp.	138,836	15,760,663
Rockwell Automation Inc.	78,324	15,610,756
Sensata Technologies Holding PLC(b)	321,379	13,276,166
Sunrun Inc.(a)(b)	421,183	9,838,835
Vertiv Holdings Co.(b)	529,544	4,352,852
		161,529,440
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	298,605	19,224,190
Arrow Electronics Inc.(a)	129,447	14,509,714
Avnet Inc.	201,094	8,622,911
Cognex Corp.	24,829	1,055,729
Coherent Inc.(a)	5,249	1,397,389
Corning Inc.	1,464,721	46,153,359
II-VI Inc.(a)(b)	217,944	11,104,247
IPG Photonics Corp.(a)(b)	70,674	6,652,544
Jabil Inc.	52,563	2,691,751
Keysight Technologies Inc.(a)	27,785	3,830,162
Littelfuse Inc.	50,091	12,725,118
National Instruments Corp.	235,709	7,361,192
TD SYNNEX Corp.	87,119	7,936,541
Teledyne Technologies Inc.(a)(b)	95,959	35,995,180
Trimble Inc.(a)	513,253	29,886,722
Vontier Corp.(b)	125,684	2,889,475
Zebra Technologies Corp., Class A(a)	63,960	18,801,042
		230,837,266
Energy Equipment & Services — 0.8%
Baker Hughes Co.	1,909,928	55,139,621
Halliburton Co.	1,018,543	31,941,509
Security	Shares	Value

Energy Equipment & Services (continued)
NOV Inc.(b)	810,898	$13,712,285
		100,793,415
Entertainment — 1.3%
AMC Entertainment Holdings Inc., Class A(a)	1,070,768	14,508,906
Electronic Arts Inc.	542,936	66,048,164
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	38,672	2,241,816
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	369,206	23,433,505
Live Nation Entertainment Inc.(a)(b)	159,587	13,178,695
Madison Square Garden Sports Corp.(a)	19,548	2,951,748
Playtika Holding Corp.(a)	18,424	243,934
Roku Inc.(a)	177,919	14,614,267
Take-Two Interactive Software Inc.(a)	56,440	6,915,593
Warner Bros. Discovery Inc.(a)	1,300,467	17,452,267
		161,588,895
Equity Real Estate Investment Trusts (REITs) — 11.6%
Alexandria Real Estate Equities Inc.	333,933	48,430,303
American Campus Communities Inc.	286,961	18,500,376
American Homes 4 Rent, Class A	623,043	22,080,644
Americold Realty Trust Inc.	554,914	16,669,617
Apartment Income REIT Corp.	298,678	12,425,005
AvalonBay Communities Inc.	288,153	55,973,720
Boston Properties Inc.	324,714	28,893,052
Brixmor Property Group Inc.	617,956	12,488,891
Camden Property Trust	196,757	26,459,881
Cousins Properties Inc.	307,372	8,984,484
CubeSmart	460,675	19,680,036
Douglas Emmett Inc.	346,009	7,743,681
Duke Realty Corp.	794,748	43,671,403
EastGroup Properties Inc.	85,220	13,152,003
EPR Properties	155,174	7,282,316
Equity LifeStyle Properties Inc.	142,405	10,035,280
Equity Residential	763,899	55,168,786
Essex Property Trust Inc.	133,702	34,964,410
Extra Space Storage Inc.	241,887	41,149,816
Federal Realty Investment Trust	163,238	15,628,406
First Industrial Realty Trust Inc.	274,188	13,018,446
Gaming and Leisure Properties Inc.	490,157	22,478,600
Healthcare Trust of America Inc., Class A	473,644	13,219,404
Healthpeak Properties Inc.	1,117,350	28,950,538
Highwoods Properties Inc.	214,828	7,344,969
Host Hotels & Resorts Inc.	1,466,798	22,999,393
Hudson Pacific Properties Inc.	290,978	4,318,114
Invitation Homes Inc.	1,264,590	44,994,112
Iron Mountain Inc.	150,134	7,310,024
JBG SMITH Properties	239,067	5,651,544
Kilroy Realty Corp.	240,786	12,600,331
Kimco Realty Corp.	1,251,459	24,741,344
Lamar Advertising Co., Class A	19,936	1,753,770
Life Storage Inc.	172,357	19,245,383
Medical Properties Trust Inc.	1,230,455	18,789,048
Mid-America Apartment Communities Inc.	237,905	41,554,866
National Retail Properties Inc.	363,470	15,629,210
National Storage Affiliates Trust	175,878	8,806,211
Omega Healthcare Investors Inc.	486,901	13,725,739
Park Hotels & Resorts Inc.	479,293	6,504,006
Rayonier Inc.	297,726	11,128,998
Realty Income Corp.	1,244,047	84,918,648
Regency Centers Corp.(b)	355,049	21,057,956

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty Inc.	339,609	$19,558,082
SBA Communications Corp.	169,848	54,359,852
Simon Property Group Inc.	348,165	33,047,822
SL Green Realty Corp.	130,317	6,014,130
Spirit Realty Capital Inc.	278,686	10,528,757
STORE Capital Corp.	519,933	13,559,853
Sun Communities Inc.	248,591	39,615,462
UDR Inc.	657,400	30,266,696
Ventas Inc.	827,321	42,549,119
VICI Properties Inc.	1,985,163	59,138,006
Vornado Realty Trust	363,928	10,404,702
Welltower Inc.(b)	938,877	77,316,521
Weyerhaeuser Co.	1,535,380	50,851,786
WP Carey Inc.	391,714	32,457,422
		1,429,790,974
Food & Staples Retailing — 1.0%
Albertsons Companies Inc., Class A	332,708	8,889,958
BJ’s Wholesale Club Holdings Inc.(a)	102,429	6,383,375
Casey’s General Stores Inc.	76,791	14,204,799
Grocery Outlet Holding Corp.(a)(b)	169,237	7,214,573
Kroger Co. (The)	1,353,763	64,073,603
Performance Food Group Co.(a)(b)	217,717	10,010,628
U.S. Foods Holding Corp.(a)(b)	461,135	14,147,622
		124,924,558
Food Products — 2.5%
Bunge Ltd.	288,532	26,166,967
Campbell Soup Co.	401,668	19,300,147
Conagra Brands Inc.	967,979	33,143,601
Darling Ingredients Inc.(a)	308,636	18,456,433
Flowers Foods Inc.	388,303	10,220,135
Freshpet Inc.(a)	41,530	2,154,992
Hershey Co. (The)	40,226	8,655,026
Hormel Foods Corp.	594,061	28,134,729
Ingredion Inc.	137,236	12,098,726
JM Smucker Co. (The)	217,404	27,829,886
Kellogg Co.	236,428	16,866,773
McCormick & Co. Inc./MD, NVS	519,471	43,245,961
Pilgrim’s Pride Corp.(a)(b)	46,945	1,466,092
Post Holdings Inc.(a)	115,179	9,484,991
Seaboard Corp.	507	1,968,468
Tyson Foods Inc., Class A	587,380	50,549,923
		309,742,850
Gas Utilities — 0.5%
Atmos Energy Corp.	284,214	31,860,389
National Fuel Gas Co.	166,876	11,022,160
UGI Corp.	433,132	16,723,227
		59,605,776
Health Care Equipment & Supplies — 2.0%
Align Technology Inc.(a)	40,643	9,618,979
Cooper Companies Inc. (The)	100,665	31,520,225
DENTSPLY SIRONA Inc.	443,936	15,861,833
Enovis Corp.(a)(b)	104,876	5,768,180
Envista Holdings Corp.(a)(b)	336,898	12,984,049
Globus Medical Inc., Class A(a)(b)	151,948	8,530,361
Hologic Inc.(a)	509,727	35,324,081
ICU Medical Inc.(a)(b)	34,016	5,591,890
Integra LifeSciences Holdings Corp.(a)(b)	148,682	8,033,288
Masimo Corp.(a)	24,412	3,189,916
QuidelOrtho Corp.(a)	102,342	9,945,596

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STERIS PLC(b)	176,630	$36,412,274
Tandem Diabetes Care Inc.(a)	7,648	452,685
Teleflex Inc.	97,210	23,899,079
Zimmer Biomet Holdings Inc.	432,451	45,433,302
		252,565,738
Health Care Providers & Services — 1.7%
Acadia Healthcare Co. Inc.(a)(b)	184,500	12,477,735
agilon health Inc.(a)(b)	21,829	476,527
Amedisys Inc.(a)(b)	66,234	6,962,518
Cardinal Health Inc.	564,597	29,511,485
Chemed Corp.	19,481	9,144,187
Encompass Health Corp.	202,894	11,372,209
Henry Schein Inc.(a)(b)	284,103	21,802,064
Laboratory Corp. of America Holdings	190,949	44,750,808
Molina Healthcare Inc.(a)(b)	26,867	7,512,282
Oak Street Health Inc.(a)(b)	241,347	3,967,745
Premier Inc., Class A	243,904	8,702,495
Quest Diagnostics Inc.	240,573	31,991,397
Signify Health Inc., Class A(a)(b)	133,311	1,839,692
Tenet Healthcare Corp.(a)	220,220	11,574,763
Universal Health Services Inc., Class B(b)	134,495	13,544,991
		215,630,898
Health Care Technology — 0.2%
Certara Inc.(a)(b)	85,237	1,829,186
Change Healthcare Inc.(a)	479,585	11,059,230
Definitive Healthcare Corp.(a)(b)	28,223	647,153
Doximity Inc., Class A(a)(b)	106,101	3,694,437
Teladoc Health Inc.(a)(b)	300,765	9,988,406
		27,218,412
Hotels, Restaurants & Leisure — 2.0%
Aramark	480,290	14,711,283
Boyd Gaming Corp.	166,076	8,262,281
Caesars Entertainment Inc.(a)(b)	133,467	5,111,786
Carnival Corp.(a)(b)	1,797,891	15,551,757
Darden Restaurants Inc.	69,697	7,884,125
Domino’s Pizza Inc.	20,013	7,799,266
Hilton Worldwide Holdings Inc.	157,387	17,539,207
Hyatt Hotels Corp., Class A(a)	104,444	7,719,456
Las Vegas Sands Corp.(a)	429,755	14,435,470
Marriott Vacations Worldwide Corp.	84,396	9,806,815
MGM Resorts International	728,978	21,103,913
Norwegian Cruise Line Holdings Ltd.(a)(b)	789,479	8,779,006
Penn National Gaming Inc.(a)(b)	344,147	10,468,952
Planet Fitness Inc., Class A(a)(b)	45,983	3,127,304
Royal Caribbean Cruises Ltd.(a)(b)	456,416	15,933,483
Six Flags Entertainment Corp.(a)	79,903	1,733,895
Travel + Leisure Co.	48,787	1,893,911
Vail Resorts Inc.	4,495	980,135
Wyndham Hotels & Resorts Inc.	57,390	3,771,671
Wynn Resorts Ltd.(a)(b)	192,374	10,961,471
Yum! Brands Inc.	522,922	59,356,876
		246,932,063
Household Durables — 1.5%
DR Horton Inc.	318,557	21,085,288
Garmin Ltd.	316,907	31,136,113
Leggett & Platt Inc.	273,165	9,446,045
Lennar Corp., Class A	527,070	37,195,330
Lennar Corp., Class B	32,828	1,927,332
Mohawk Industries Inc.(a)(b)	108,971	13,522,211

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Newell Brands Inc.	782,145	$14,892,041
NVR Inc.(a)	1,734	6,943,179
PulteGroup Inc.(b)	298,333	11,822,937
Tempur Sealy International Inc.	354,924	7,584,726
Toll Brothers Inc.	109,747	4,894,716
TopBuild Corp.(a)(b)	10,379	1,734,953
Whirlpool Corp.	113,932	17,644,649
		179,829,520
Household Products — 0.3%
Church & Dwight Co. Inc.	275,250	25,504,665
Clorox Co. (The)	43,664	6,155,751
Reynolds Consumer Products Inc.	113,465	3,094,190
Spectrum Brands Holdings Inc.(b)	82,195	6,741,634
		41,496,240
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,133,630	23,817,566
Brookfield Renewable Corp., Class A(b)	264,562	9,421,053
Vistra Corp.	373,628	8,537,400
		41,776,019
Insurance — 6.6%
Aflac Inc.	1,319,378	73,001,185
Alleghany Corp.(a)	23,066	19,216,285
Allstate Corp. (The)	566,001	71,729,307
American Financial Group Inc./OH	139,401	19,350,253
Arch Capital Group Ltd.(a)(b)	504,152	22,933,875
Arthur J Gallagher & Co.	380,496	62,036,068
Assurant Inc.(b)	99,426	17,185,784
Assured Guaranty Ltd.	127,551	7,116,070
Axis Capital Holdings Ltd.	159,436	9,102,201
Brighthouse Financial Inc.(a)	155,334	6,371,801
Brown & Brown Inc.	452,610	26,405,267
Cincinnati Financial Corp.(b)	324,078	38,558,800
CNA Financial Corp.	58,667	2,634,148
Erie Indemnity Co., Class A, NVS	13,513	2,597,063
Everest Re Group Ltd.	55,708	15,613,838
Fidelity National Financial Inc.	555,127	20,517,494
First American Financial Corp.	215,516	11,405,107
Globe Life Inc.	187,500	18,275,625
Hanover Insurance Group Inc. (The)	73,336	10,725,390
Hartford Financial Services Group Inc. (The)	680,216	44,506,533
Kemper Corp.	128,892	6,173,927
Lincoln National Corp.	281,585	13,169,730
Loews Corp.	421,933	25,003,750
Markel Corp.(a)	21,350	27,610,888
Old Republic International Corp.	585,155	13,084,066
Primerica Inc.	79,211	9,480,765
Principal Financial Group Inc.	518,193	34,610,110
Prudential Financial Inc.	775,122	74,163,673
Reinsurance Group of America Inc.	138,429	16,236,337
RenaissanceRe Holdings Ltd.	40,850	6,387,715
Unum Group	414,974	14,117,415
W R Berkley Corp.	426,566	29,117,395
White Mountains Insurance Group Ltd.(b)	5,993	7,468,057
Willis Towers Watson PLC	229,778	45,355,879
		821,261,801
Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)(b)	158,821	12,065,631
Match Group Inc.(a)	37,197	2,592,259
Pinterest Inc., Class A(a)	938,707	17,046,919
Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor Inc.(a)(b)	194,450	$3,461,210
Twitter Inc.(a)	114,409	4,277,753
		39,443,772
Internet & Direct Marketing Retail — 0.4%
DoorDash Inc., Class A(a)(b)	59,548	3,821,195
eBay Inc.	1,004,426	41,854,431
Wayfair Inc., Class A(a)(b)	58,253	2,537,501
		48,213,127
IT Services — 2.4%
Affirm Holdings Inc.(a)(b)	363,724	6,568,855
Akamai Technologies Inc.(a)(b)	325,752	29,750,930
Amdocs Ltd.	253,910	21,153,242
Broadridge Financial Solutions Inc.	22,261	3,173,305
Concentrix Corp.	88,438	11,995,730
DXC Technology Co.(a)	506,857	15,362,836
Euronet Worldwide Inc.(a)	24,725	2,487,088
Genpact Ltd.	176,542	7,478,319
Global Payments Inc.(b)	576,931	63,831,646
GoDaddy Inc., Class A(a)(b)	289,103	20,110,005
Kyndryl Holdings Inc.(a)	373,395	3,651,803
Okta Inc.(a)	219,816	19,871,366
SS&C Technologies Holdings Inc.	462,366	26,849,594
Switch Inc., Class A	122,758	4,112,393
Twilio Inc., Class A(a)(b)	221,084	18,529,050
VeriSign Inc.(a)	177,403	29,684,844
Western Union Co. (The)	529,327	8,718,016
WEX Inc.(a)	25,685	3,995,559
Wix.com Ltd.(a)	24,681	1,617,840
		298,942,421
Leisure Products — 0.4%
Brunswick Corp./DE	130,634	8,540,851
Hasbro Inc.	271,959	22,268,003
Mattel Inc.(a)	377,254	8,424,082
Peloton Interactive Inc., Class A(a)	617,071	5,664,711
Polaris Inc.	30,307	3,008,879
		47,906,526
Life Sciences Tools & Services — 1.0%
10X Genomics Inc., Class A(a)	19,585	886,221
Agilent Technologies Inc.	63,384	7,528,118
Avantor Inc.(a)	89,711	2,790,012
Azenta Inc.	153,440	11,063,024
Bio-Rad Laboratories Inc., Class A(a)	44,298	21,927,510
Charles River Laboratories International Inc.(a)(b)	6,611	1,414,556
PerkinElmer Inc.(b)	261,363	37,171,046
QIAGEN NV(a)(b)	469,973	22,182,726
Repligen Corp.(a)	32,996	5,358,550
Syneos Health Inc., Class A(a)	175,136	12,553,748
		122,875,511
Machinery — 4.8%
AGCO Corp.	111,627	11,017,585
Allison Transmission Holdings Inc.	41,857	1,609,402
Crane Holdings Co.	97,446	8,532,372
Cummins Inc.	290,788	56,276,202
Donaldson Co. Inc.	212,614	10,235,238
Dover Corp.	298,145	36,170,951
Esab Corp.	105,003	4,593,881
Flowserve Corp.	264,527	7,573,408
Fortive Corp.(b)	743,421	40,427,234
Gates Industrial Corp. PLC(a)(b)	229,340	2,479,165

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Graco Inc.	109,196	$6,487,334
IDEX Corp.	129,395	23,502,014
Ingersoll Rand Inc.	841,808	35,423,281
ITT Inc.	172,952	11,629,292
Middleby Corp. (The)(a)(b)	104,862	13,145,500
Nordson Corp.	91,927	18,609,702
Oshkosh Corp.	136,032	11,173,668
Otis Worldwide Corp.	766,371	54,159,439
PACCAR Inc.	704,087	57,974,524
Parker-Hannifin Corp.	204,043	50,204,780
Pentair PLC	340,893	15,602,673
Snap-on Inc.	108,950	21,466,418
Stanley Black & Decker Inc.	310,200	32,527,572
Timken Co. (The)	129,115	6,849,551
Westinghouse Air Brake Technologies Corp.	375,105	30,788,618
Xylem Inc./NY	319,222	24,956,776
		593,416,580
Marine — 0.1%
Kirby Corp.(a)	123,667	7,523,900

Media — 1.7%
Altice USA Inc., Class A(a)	433,431	4,009,237
Cable One Inc.(b)	4,754	6,129,427
DISH Network Corp., Class A(a)(b)	516,141	9,254,408
Fox Corp., Class A, NVS(a)(b)	642,848	20,673,992
Fox Corp., Class B(a)	300,509	8,925,117
Interpublic Group of Companies Inc. (The)	814,646	22,427,204
Liberty Broadband Corp., Class A(a)	23,083	2,621,075
Liberty Broadband Corp., Class C, NVS(a)	142,945	16,530,160
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	112,271	4,046,247
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	231,490	8,345,214
New York Times Co. (The), Class A	340,670	9,504,693
News Corp., Class A, NVS(a)	799,615	12,458,002
News Corp., Class B(a)	253,438	4,027,130
Nexstar Media Group Inc., Class A(b)	73,193	11,921,676
Omnicom Group Inc.	421,606	26,818,358
Paramount Global, Class A	17,125	466,827
Paramount Global, Class B, NVS	1,194,992	29,492,402
Sirius XM Holdings Inc.(b)	1,469,607	9,008,691
		206,659,860
Metals & Mining — 1.4%
Alcoa Corp.	381,818	17,403,264
Cleveland-Cliffs Inc.(a)(b)	1,073,972	16,506,950
Nucor Corp.	548,702	57,289,976
Reliance Steel & Aluminum Co.	126,245	21,443,976
Royal Gold Inc.	126,948	13,555,507
SSR Mining Inc.(b)	439,217	7,334,924
Steel Dynamics Inc.	370,735	24,524,120
U.S. Steel Corp.(b)	535,039	9,582,549
		167,641,266
Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	1,082,088	11,978,714
Annaly Capital Management Inc.	3,206,723	18,951,733
New Residential Investment Corp.	883,788	8,236,904
Starwood Property Trust Inc.	598,663	12,506,070
		51,673,421
Multi-Utilities — 3.3%
Ameren Corp.	533,393	48,197,392
CenterPoint Energy Inc.	1,305,767	38,624,588
Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp.	599,977	$40,498,448
Consolidated Edison Inc.	732,804	69,689,660
DTE Energy Co.	397,727	50,411,897
NiSource Inc.	841,361	24,811,736
Public Service Enterprise Group Inc.	1,027,929	65,047,347
WEC Energy Group Inc.	651,438	65,560,720
		402,841,788
Multiline Retail — 0.6%
Dollar Tree Inc.(a)	302,237	47,103,637
Kohl’s Corp.	265,125	9,462,311
Macy’s Inc.	589,637	10,802,150
Nordstrom Inc.	36,225	765,434
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	122,699	7,208,566
		75,342,098
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	696,603	6,304,257
Antero Resources Corp.(a)	212,539	6,514,320
APA Corp.	698,339	24,372,031
Cheniere Energy Inc.	223,072	29,675,268
Chesapeake Energy Corp.	264,236	21,429,540
Continental Resources Inc./OK(b)	18,453	1,205,904
Coterra Energy Inc.	1,378,672	35,555,951
Devon Energy Corp.	696,743	38,397,507
Diamondback Energy Inc.	157,433	19,073,008
DTE Midstream LLC(a)	200,766	9,841,549
EQT Corp.	763,596	26,267,702
Hess Corp.(b)	126,637	13,415,924
HF Sinclair Corp.	310,818	14,036,541
Marathon Oil Corp.	1,450,327	32,603,351
ONEOK Inc.	812,486	45,092,973
Ovintiv Inc.	154,163	6,812,463
PDC Energy Inc.	90,950	5,603,429
Phillips 66	994,329	81,525,035
Range Resources Corp.(a)	185,209	4,583,923
Southwestern Energy Co.(a)	2,142,043	13,387,769
Williams Companies Inc. (The)	2,516,040	78,525,608
		514,224,053
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(b)	152,297	7,981,886

Personal Products — 0.0%
Coty Inc., Class A(a)(b)	718,304	5,753,615

Pharmaceuticals — 1.2%
Catalent Inc.(a)(b)	240,859	25,841,762
Elanco Animal Health Inc.(a)	922,549	18,109,637
Jazz Pharmaceuticals PLC(a)	126,235	19,693,922
Organon & Co.	526,476	17,768,565
Perrigo Co. PLC	278,220	11,287,385
Royalty Pharma PLC, Class A	760,563	31,974,069
Viatris Inc.	2,510,836	26,288,453
		150,963,793
Professional Services — 1.8%
CACI International Inc., Class A(a)	47,990	13,522,622
Clarivate PLC(a)(b)	978,023	13,555,399
CoStar Group Inc.(a)	697,894	42,159,776
Dun & Bradstreet Holdings Inc.(a)	520,890	7,828,977
Equifax Inc.(b)	125,936	23,018,582
FTI Consulting Inc.(a)(b)	40,493	7,323,159
Jacobs Engineering Group Inc.	264,852	33,670,635

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
KBR Inc.	101,099	$4,892,181
Leidos Holdings Inc.	282,246	28,424,995
ManpowerGroup Inc.	108,600	8,298,126
Nielsen Holdings PLC	742,134	17,232,351
Robert Half International Inc.	24,939	1,867,682
Science Applications International Corp.	115,302	10,734,616
TransUnion	106,474	8,516,855
		221,045,956
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	350,041	25,766,518
Howard Hughes Corp. (The)(a)(b)	79,780	5,429,029
Jones Lang LaSalle Inc.(a)	102,379	17,901,992
Opendoor Technologies Inc.(a)(b)	691,564	3,257,267
WeWork Inc., Class A(a)(b)	269,268	1,351,725
Zillow Group Inc., Class A(a)	113,230	3,601,846
Zillow Group Inc., Class C, NVS(a)(b)	318,897	10,124,980
		67,433,357
Road & Rail — 0.5%
AMERCO	18,581	8,885,992
Avis Budget Group Inc.(a)	61,603	9,060,569
Hertz Global Holdings Inc.(a)(b)	482,674	7,645,556
JB Hunt Transport Services Inc.	18,147	2,857,608
Knight-Swift Transportation Holdings Inc.	329,062	15,232,280
Landstar System Inc.	7,438	1,081,634
Lyft Inc., Class A(a)	127,010	1,686,693
Ryder System Inc.	102,409	7,277,184
Schneider National Inc., Class B	108,059	2,418,360
XPO Logistics Inc.(a)	195,943	9,436,615
		65,582,491
Semiconductors & Semiconductor Equipment — 1.1%
Cirrus Logic Inc.(a)	118,086	8,565,958
First Solar Inc.(a)	220,109	14,996,026
GLOBALFOUNDRIES Inc.(a)(b)	98,115	3,957,959
Microchip Technology Inc.	162,816	9,456,353
MKS Instruments Inc.	114,991	11,801,526
ON Semiconductor Corp.(a)(b)	338,067	17,008,151
Qorvo Inc.(a)	224,056	21,132,962
Skyworks Solutions Inc.	330,646	30,631,045
Teradyne Inc.(b)	30,839	2,761,633
Wolfspeed Inc.(a)(b)	239,390	15,189,296
		135,500,909
Software — 1.8%
Ansys Inc.(a)	85,256	20,400,908
Bill.com Holdings Inc.(a)	202,174	22,227,010
Black Knight Inc.(a)(b)	290,429	18,991,152
CCC Intelligent Solutions Holdings Inc.(a)	214,402	1,972,498
CDK Global Inc.	41,679	2,282,759
Ceridian HCM Holding Inc.(a)(b)	229,655	10,812,157
Citrix Systems Inc.	138,379	13,446,287
Coupa Software Inc.(a)	69,202	3,951,434
Dolby Laboratories Inc., Class A	133,039	9,520,271
DoubleVerify Holdings Inc.(a)(b)	17,040	386,297
Dropbox Inc., Class A(a)	39,491	828,916
Guidewire Software Inc.(a)(b)	173,265	12,300,082
Informatica Inc. , Class A(a)(b)	62,323	1,294,449
Jamf Holding Corp.(a)(b)	16,948	419,802
Mandiant Inc.(a)	475,807	10,382,109
Manhattan Associates Inc.(a)	49,800	5,707,080
nCino Inc.(a)(b)	93,585	2,893,648

Security	Shares	Value

Software (continued)
NCR Corp.(a)(b)	249,644	$7,766,425
NortonLifeLock Inc.	750,980	16,491,521
Nutanix Inc., Class A(a)	208,948	3,056,909
Paycor HCM Inc.(a)(b)	97,809	2,543,034
Procore Technologies Inc.(a)(b)	40,514	1,838,931
SentinelOne Inc., Class A(a)(b)	105,483	2,460,918
Teradata Corp.(a)(b)	98,902	3,660,363
Tyler Technologies Inc.(a)	10,467	3,480,068
UiPath Inc., Class A(a)(b)	701,948	12,768,434
Unity Software Inc.(a)(b)	141,114	5,195,818
Zoom Video Communications Inc., Class A(a)	257,516	27,804,003
		224,883,283
Specialty Retail — 1.9%
Advance Auto Parts Inc.	116,533	20,170,697
AutoNation Inc.(a)(b)	82,171	9,183,431
AutoZone Inc.(a)	3,793	8,151,612
Bath & Body Works Inc.	495,138	13,329,115
Best Buy Co. Inc.	286,136	18,653,206
Burlington Stores Inc.(a)	8,022	1,092,837
CarMax Inc.(a)(b)	293,799	26,582,933
Dick’s Sporting Goods Inc.	114,999	8,667,475
GameStop Corp., Class A(a)(b)	139,042	17,004,837
Gap Inc. (The)	417,105	3,436,945
Leslie’s Inc.(a)(b)	40,765	618,813
Lithia Motors Inc.(b)	59,039	16,224,508
O'Reilly Automotive Inc.(a)	79,753	50,384,755
Penske Automotive Group Inc.	56,867	5,953,406
Petco Health & Wellness Co. Inc.(a)(b)	166,719	2,457,438
RH(a)	22,551	4,786,675
Ross Stores Inc.	408,811	28,710,796
Victoria’s Secret & Co.(a)(b)	48,824	1,365,607
Williams-Sonoma Inc.	30,107	3,340,372
		240,115,458
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies Inc., Class C	469,402	21,691,066
Hewlett Packard Enterprise Co.	2,691,512	35,689,449
HP Inc.	1,181,618	38,733,438
Western Digital Corp.(a)(b)	649,544	29,119,058
		125,233,011
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	298,185	12,228,567
Carter’s Inc.	81,578	5,749,617
Columbia Sportswear Co.	74,837	5,356,833
Deckers Outdoor Corp.(a)(b)	6,546	1,671,521
Hanesbrands Inc.	722,050	7,429,895
PVH Corp.	139,138	7,916,952
Ralph Lauren Corp.	94,493	8,471,297
Skechers U.S.A. Inc., Class A(a)	235,316	8,372,543
Tapestry Inc.	473,281	14,444,536
Under Armour Inc., Class A(a)	391,469	3,260,937
Under Armour Inc., Class C, NVS(a)(b)	435,186	3,298,710
VF Corp.	719,077	31,761,631
		109,963,039
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	637,769	8,035,889
New York Community Bancorp. Inc.	940,371	8,585,587
Rocket Companies Inc., Class A	107,919	794,284
TFS Financial Corp.	119,911	1,646,378
		19,062,138

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp.	215,230	$7,195,139
Core & Main Inc., Class A(a)(b)	82,125	1,831,387
MSC Industrial Direct Co. Inc., Class A	93,923	7,054,557
SiteOne Landscape Supply Inc.(a)(b)	36,133	4,295,130
United Rentals Inc.(a)(b)	80,110	19,459,520
Univar Solutions Inc.(a)	346,803	8,624,991
Watsco Inc.	32,153	7,678,779
WESCO International Inc.(a)(b)	43,468	4,655,423
		60,794,926
Water Utilities — 0.6%
American Water Works Co. Inc.	375,344	55,839,927
Essential Utilities Inc.	479,469	21,983,654
		77,823,581
Total Long-Term Investments — 99.7%
(Cost: $11,682,311,390)		12,336,654,371

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	393,566,032	393,526,675
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	19,040,000	$19,040,000

Total Short-Term Securities — 3.3%
(Cost: $412,463,552)		412,566,675

Total Investments in Securities — 103.0%
(Cost: $12,094,774,942)		12,749,221,046

Liabilities in Excess of Other Assets — (3.0)%		(374,152,507)

Net Assets — 100.0%		$12,375,068,539

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$397,536,030	$—	$(4,076,265	)(a)	$24,823	$42,087	$393,526,675	393,566,032	$383,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,620,000	—	(2,580,000	)(a)	—	—	19,040,000	19,040,000	28,125		—
					$24,823	$42,087	$412,566,675		$411,812		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized (Appreciation Depreciation)
Long Contracts
S&P 500 E-Mini Index	46	09/16/22	$8,716	$(39,678)
S&P Mid 400 E-Mini Index	125	09/16/22	28,350	(377,720)
				$(417,398)

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,336,246,742	$407,629	$—	$12,336,654,371
Money Market Funds	412,566,675	—	—	412,566,675
	$12,748,813,417	$407,629	$—	$12,749,221,046
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(417,398)	$—	$—	$(417,398)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust